Fair Value Measurements - Summary of Financial Assets and Liabilities Measured and Recognized at Fair Value (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 08, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund			$ 56,034	$ 30,387
Restricted cash, Money market fund			3,257	497
Total	$ 143,057		59,291	30,884
Contingent earnout liability	810	$ 9,700
Total Liabilities	810			435
Money Market Funds [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund	139,800		56,034
Restricted cash, Money market fund	3,257		3,257
Preferred Stock Tranche Liability [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Preferred stock tranche liability				435
Level 1
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund			56,034	30,387
Restricted cash, Money market fund			3,257	497
Total	143,057		59,291	30,884
Contingent earnout liability	0
Total Liabilities	0			0
Level 1 | Money Market Funds [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund	139,800		56,034
Restricted cash, Money market fund	3,257		3,257
Level 1 | Preferred Stock Tranche Liability [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Preferred stock tranche liability				0
Level 2
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund			0	0
Restricted cash, Money market fund			0
Total	0		0	0
Contingent earnout liability	0
Total Liabilities	0			0
Level 2 | Money Market Funds [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund	0		0
Restricted cash, Money market fund	0		0
Level 2 | Preferred Stock Tranche Liability [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Preferred stock tranche liability				0
Level 3
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund			0	0
Restricted cash, Money market fund			0
Total	0		0	0
Contingent earnout liability	810
Total Liabilities	810			435
Level 3 | Money Market Funds [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Cash equivalents, Money market fund	0		0
Restricted cash, Money market fund	$ 0		$ 0
Level 3 | Preferred Stock Tranche Liability [Member]
Disclosure In Tabular Form Of Fair Value Of Financial Assets And Liabilities [Line Items]
Preferred stock tranche liability				$ 435